UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     February 14, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $162,139 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2365    27410 SH       Sole                    26115              1295
AT&T Inc                       COM              00206R102     2383    81094 SH       Sole                    78281              2813
Abbott Labs                    COM              002824100     2055    42885 SH       Sole                    40505              2380
Activision Inc.                COM              00507V109     2390   192130 SH       Sole                   183570              8560
Amazon.com Inc                 COM              023135106     2715    15085 SH       Sole                    14445               640
Answers Corp Com               COM              03662X100      778   100355 SH       Sole                    33920             66435
Applied Materials              COM              038222105     2635   187560 SH       Sole                   178795              8765
BHP Billiton Ltd.              COM              088606108     2712    29190 SH       Sole                    27845              1345
Boston Private Finl Holdings   COM              101119105       91    13856 SH       Sole                    13856
Bridgeline Digital, Inc Com    COM              10807Q205      106    73806 SH       Sole                                      73806
Broadcaster Inc                COM              11132B103        2    33043 SH       Sole                                      33043
CME Group Inc Com              COM              12572Q105     2178     6770 SH       Sole                     6490               280
Canadian Oil Sands Ltd         COM              13643E105      319    12000 SH       Sole                                      12000
Caterpillar                    COM              149123101     2772    29595 SH       Sole                    28180              1415
Charles Schwab New             COM              808513105     2239   130830 SH       Sole                   125400              5430
ChevronTexaco Corp             COM              166764100     3168    34716 SH       Sole                    31911              2805
Coca Cola                      COM              191216100     2716    41290 SH       Sole                    39305              1985
Compugen, Ltd.                 COM              M25722105      309    62843 SH       Sole                    22853             39990
DiaDexus Inc New Com           COM              25245P106       59   203890 SH       Sole                                     203890
Dominion Resources             COM              25746U109     2264    52998 SH       Sole                    50401              2597
E.I. du Pont de Nemours and Co COM              263534109     2841    56948 SH       Sole                    54553              2395
Ebix Inc.                      COM              278715206     4085   172601 SH       Sole                   108547             64054
Emcore Corp Com                COM              290846104       87    80000 SH       Sole                                      80000
Exxon Mobil Corporation        COM              30231G102     3027    41394 SH       Sole                    40039              1355
Finisar Corporation            COM              31787A101    13461   453400 SH       Sole                                     453400
General Electric               COM              369604103     2453   134127 SH       Sole                   128200              5927
Glaxosmithkline PLC - ADR      COM              37733W105     2384    60781 SH       Sole                    58338              2443
Health Care Select Sector      COM              81369y209      473    15000 SH       Sole                    15000
Heinz H J                      COM              423074103     2217    44820 SH       Sole                    42790              2030
Intel                          COM              458140100     2337   111140 SH       Sole                   106545              4595
International Business Machine COM              459200101     2941    20040 SH       Sole                    18965              1075
Interoil Corp.                 COM              460951106      360     5000 SH       Sole                                       5000
Itex Corp Com Par $.01 New     COM              465647303      824   175284 SH       Sole                    56403            118881
J P Morgan Chase & Co.         COM              46625H100     2136    50356 SH       Sole                    47891              2465
Johnson & Johnson              COM              478160104     2274    36766 SH       Sole                    34712              2054
Linear Technology              COM              535678106     2752    79568 SH       Sole                    75388              4180
Looksmart Ltd.                 COM              543442107      236   111400 SH       Sole                                     111400
Lowe's Companies               COM              548661107     2154    85895 SH       Sole                    82700              3195
MIPS Technologies Inc.         COM              604567107      425    28000 SH       Sole                     7000             21000
Mako Surgical Corp Com         COM              560879108     1582   103913 SH       Sole                    37800             66113
McDonalds                      COM              580135101     2305    30023 SH       Sole                    28363              1660
Microsoft                      COM              594918104     2640    94572 SH       Sole                    91297              3275
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Neurogesx Inc Com              COM              641252101      666   104764 SH       Sole                    35211             69553
Nike                           COM              654106103     2397    28065 SH       Sole                    26705              1360
Northern Oil & Gas Nev Com     COM              665531109     1287    47300 SH       Sole                    21000             26300
Orexigen Therapeutics, Inc.    COM              686164104      921   114012 SH       Sole                    32700             81312
Pepsico                        COM              713448108     2435    37270 SH       Sole                    34499              2771
Petroleo Brasileiro S.A. - ADR COM              71654v101     2012    58896 SH       Sole                    56396              2500
Procter & Gamble               COM              742718109     2507    38965 SH       Sole                    36725              2240
Qualcomm Inc                   COM              747525103     2817    56925 SH       Sole                    54250              2675
Rigel Pharmaceuticals Inc.     COM              766559603      688    91433 SH       Sole                    29000             62433
Schlumberger                   COM              806857108     2950    35325 SH       Sole                    34040              1285
Solar Power Inc Com            COM              83490A100      116   400425 SH       Sole                   179125            221300
Somaxon Pharmaceuticals Inc.   COM              834453102     1078   342124 SH       Sole                    77000            265124
Southwestern Energy Co         COM              845467109     1838    49098 SH       Sole                    47418              1680
Swift Energy                   COM              870738101      392    10000 SH       Sole                                      10000
Telanetix, Inc.                COM              879180107       68  1799650 SH       Sole                                    1799650
Teva Pharmaceutical - SP ADR   COM              881624209     2226    42695 SH       Sole                    40775              1920
Texas Instruments              COM              882508104     2359    72592 SH       Sole                    72592
Towerstream Corp Com           COM              892000100      309    76047 SH       Sole                                      76047
Unify Corp Com New             COM              904743200      302   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2605    35890 SH       Sole                    33955              1935
United Technologies            COM              913017109      289     3676 SH       Sole                     3676
Visa Corp                      COM              92826c839     1783    25330 SH       Sole                    24200              1130
Walt Disney                    COM              254687106     2343    62456 SH       Sole                    59291              3165
Wave Systems Corp Com New      COM              943526301     2353   597084 SH       Sole                                     597084
Wells Fargo                    COM              949746101     2361    76179 SH       Sole                    72469              3710
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107    12420    75416 SH       Sole                    70486              4930
SPDR Trust Unit Series 1       ETF              78462F103      246     1955 SH       Sole                     1955
iShares MSCI EAFE Index        ETF              464287465      552     9480 SH       Sole                     9480
iShares MSCI EAFE Small Cap In ETF              464288273     2152    50980 SH       Sole                    43670              7310
iShares Tr S&P Midcap 400      ETF              464287507    19404   213960 SH       Sole                   205983              7977
                                                                16      175 SH       Other                     175